Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Commercial property revenue	$ 5,691	$ 5,043	$ 4,192
Hospitality revenue	1,909	1,913	1,648
Investment and other revenue	603	283	295
Total revenue	8,203	7,239	6,135
Direct commercial property expense	1,967	1,851	1,617
Direct hospitality expense	1,219	1,236	1,079
Investment and other expense	82	26	138
Interest expense	2,924	2,464	1,967
Depreciation and amortization	341	308	275
General and administrative expense	882	1,032	614
Total expenses	7,415	6,917	5,690
Total fair value gains, net	596	2,466	1,254
Share of net earnings from equity accounted investments	1,969	947	961
Income before income taxes	3,353	3,735	2,660
Income tax expense	196	81	192
Net income	3,157	3,654	2,468
Net income attributable to:
Limited partners	884	764	136
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	896	1,085	233
Limited partnership units of Brookfield Office Properties Exchange LP	6	17	6
FV LTIP units of the Operating Partnership	1	0	0
Class A shares of Brookfield Property REIT Inc.	169	112	0
Interests of others in operating subsidiaries and properties	$ 1,201	$ 1,676	$ 2,093
Net income per LP Unit:
Basic (in dollars per share)	$ 1.89	$ 2.28	$ 0.48
Diluted (in dollars per share)	$ 1.89	$ 2.26	$ 0.48